VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels and equipment, net	VESSELS AND EQUIPMENT, NET
The table below summarizes the vessels and equipment, net applicable to the Company:

(in thousands of $)	Vessels and equipment	Drydocking	Total
Cost
At December 31, 2022	2,467,470	32,500	2,499,970
Additions	—	20,714	20,714
Disposals	—	(10,000)	(10,000)
At December 31, 2023	2,467,470	43,214	2,510,684
Additions	—	12,645	12,645
Disposals	—	(5,000)	(5,000)
At December 31, 2024	2,467,470	50,859	2,518,329

Accumulated depreciation
At December 31, 2022	(209,647)	(20,377)	(230,024)
Depreciation charge	(65,724)	(7,635)	(73,359)
Disposals	—	10,000	10,000
At December 31, 2023	(275,371)	(18,012)	(293,383)
Depreciation charge	(65,904)	(9,578)	(75,482)
Disposals	—	5,000	5,000
At December 31, 2024	(341,275)	(22,590)	(363,865)

Net book value
At December 31, 2022	2,257,823	12,123	2,269,946
At December 31, 2023	2,192,099	25,202	2,217,301
At December 31, 2024	2,126,195	28,270	2,154,465
In April and May 2024, Flex Constellation and her sister vessel, Flex Courageous, respectively, completed their first scheduled drydockings in Singapore.